First Trust/Confluence Small Cap Value Fund
Portfolio of Investments
July 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS – 99.7%
	Automobiles – 2.8%
10,953	Winnebago Industries, Inc.	$684,782
	Beverages – 2.7%
8,028	MGP Ingredients, Inc.	654,683
	Building Products – 6.3%
17,122	AZEK (The) Co., Inc. (a)	768,607
51,484	Hayward Holdings, Inc. (a)	761,448
		1,530,055
	Capital Markets – 3.0%
2,305	Morningstar, Inc.	732,183
	Chemicals – 3.2%
81,585	Ecovyst, Inc. (a)	778,321
	Electrical Equipment – 1.7%
14,140	Allient, Inc.	409,212
	Energy Equipment & Services – 3.0%
29,392	Core Laboratories, Inc.	719,810
	Financial Services – 5.0%
16,256	Cannae Holdings, Inc.	326,908
36,651	I3 Verticals, Inc., Class A (a)	898,316
		1,225,224
	Food Products – 6.9%
5,149	J&J Snack Foods Corp.	868,636
7,779	John B. Sanfilippo & Son, Inc.	815,784
		1,684,420
	Ground Transportation – 3.1%
39,941	Marten Transport Ltd.	751,290
	Health Care Equipment & Supplies – 6.3%
10,675	CONMED Corp.	737,002
2,431	UFP Technologies, Inc. (a)	781,785
		1,518,787
	Household Durables – 3.0%
1,785	Cavco Industries, Inc. (a)	740,097
	Household Products – 2.6%
7,409	Spectrum Brands Holdings, Inc.	626,875
	Insurance – 15.8%
28,083	Baldwin Insurance (The) Group, Inc. (a)	1,228,350
7,825	Brown & Brown, Inc.	778,040
94,918	Hagerty, Inc., Class A (a)	1,049,793
11,048	Stewart Information Services Corp.	781,094
		3,837,277
Shares	Description	Value

	Interactive Media & Services – 2.5%
34,677	TripAdvisor, Inc. (a)	$611,356
	IT Services – 3.4%
10,817	Perficient, Inc. (a)	815,710
	Leisure Products – 1.5%
38,053	American Outdoor Brands, Inc. (a)	354,654
	Machinery – 13.8%
43,966	Gates Industrial Corp. PLC (a)	817,328
7,230	John Bean Technologies Corp.	711,287
2,708	Kadant, Inc.	951,835
3,037	RBC Bearings, Inc. (a)	883,281
		3,363,731
	Personal Care Products – 3.1%
19,135	Edgewell Personal Care Co.	749,135
	Software – 3.9%
24,415	Sapiens International Corp., N.V.	949,744
	Textiles, Apparel & Luxury Goods – 2.8%
26,056	Movado Group, Inc.	674,850
	Water Utilities – 3.3%
13,047	SJW Group	790,779
	Total Common Stocks	24,202,975
	(Cost $17,854,986)
MONEY MARKET FUNDS – 0.4%
110,788	Dreyfus Cash Management Fund, Institutional Shares - 5.26% (b)	110,888
	(Cost $110,888)
	Total Investments – 100.1%	24,313,863
	(Cost $17,965,874)
	Net Other Assets and Liabilities – (0.1)%	(27,913)
	Net Assets – 100.0%	$24,285,950

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of July 31, 2024.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

First Trust/Confluence Small Cap Value Fund
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2024 is as follows:
	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$24,202,975	$24,202,975	$—	$—
Money Market Funds	110,888	110,888	—	—
Total Investments	$24,313,863	$24,313,863	$—	$—

*	See Portfolio of Investments for industry breakout.